Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Liabilities, Net (Details) [Line Items]
Expenses for defined benefit deposit	$ 1,299	$ 1,102	$ 992
Discount rates [Member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	302
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	356
Expected salary growth [Member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	343
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	$ 281